Feb. 28, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated February 28, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

and Statement of Additional Information (the “SAI”),

each dated February 28, 2020,

for the iShares J.P. Morgan EM High Yield Bond ETF (EMHY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

Change in the Fund’s Name

Prior to March 2, 2020, the Fund’s name is iShares Emerging Markets High Yield Bond ETF

Change in the Fund’s Underlying Index

Prior to March 2, 2020, the Fund’s Underlying Index is Morningstar® Emerging Markets High Yield Bond Index

Change in the Fund’s “Principal Investment Strategies”

Prior to March 2, 2020, the first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are the following, instead of the current first four paragraphs of the section:

The Fund seeks to track the investment results of the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Underlying Index”), which tracks the performance of the below-investment-grade (as determined by Morningstar, Inc. (the “Index Provider” or “Morningstar”)) U.S. dollar-denominated emerging market sovereign and corporate high yield bond market. High yield bonds are also known as “junk bonds.” All bonds included in the Underlying Index are selected according to a set of rules-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced after the close of the last business day of each month. Morningstar Indexes reviews and announces the list of eligible countries annually in August, and it takes effect at the following June rebalance.

The Underlying Index includes bonds issued by corporations, sovereignties and quasi-sovereign corporations (more than 50% government ownership) based in Latin American, Eastern European, Middle Eastern/African, and Asian (excluding Japan) countries that meet certain criteria to be classified as emerging market countries by Morningstar’s proprietary index methodology. Eligible individual securities must have a minimum outstanding face value of $500 million or more, and eligible issuers must have aggregate outstanding debt of $1 billion or more to be included in the Underlying Index. All securities included in the Underlying Index must be U.S. dollar-denominated fixed rate bonds with a remaining maturity of 13 months or more at the time of rebalancing and a minimum of 36 months to maturity or greater at time of issuance. Corporate bonds must have a credit rating of BB+ or lower from either Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings or Fitch Ratings, Inc. (“Fitch”) to be included in the Underlying Index. Sovereign bonds must have a credit rating of BB+ or lower from either Moody’s or S&P Global Ratings to be included in the Underlying Index. The Underlying Index employs a weight capping algorithm to limit exposure to single issuers. Single issuers are capped at 15% of the Underlying Index portfolio, and the sum of all issuers over 5% is capped at 48%. Issuers under 5% are capped at 4.7% of the Underlying Index portfolio. In instances where an issuer exceeds the capping threshold, the weight is modified and allocated on a pro rata basis to the remaining constituents.

As of October 31, 2019, the Underlying Index included issuers located in 40 countries. As of October 31, 2019, a significant portion of the Underlying Index is represented by sovereign obligations. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

Prior to March 2, 2020, the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” does not include the “Risk of Investing in Brazil”.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.